Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2020 Fund

June 30, 2020

AFF20-QTLY-0820
1.818359.115

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.14% to 0.17% 8/27/20 to 9/10/20 (a)
(Cost $2,239,403)	2,240,000	2,239,451
	Shares	Value

Domestic Equity Funds - 29.3%
Fidelity Advisor Series Equity Growth Fund (b)	4,588,915	$74,340,427
Fidelity Advisor Series Growth Opportunities Fund (b)	3,303,251	51,960,133
Fidelity Advisor Series Small Cap Fund (b)	2,995,088	31,538,273
Fidelity Series All-Sector Equity Fund (b)	3,142,423	30,387,232
Fidelity Series Commodity Strategy Fund (b)	13,193,689	50,663,764
Fidelity Series Large Cap Stock Fund (b)	7,680,367	108,062,761
Fidelity Series Large Cap Value Index Fund (b)	944,888	10,384,318
Fidelity Series Opportunistic Insights Fund (b)	3,557,583	68,519,042
Fidelity Series Small Cap Opportunities Fund (b)	3,158,588	38,629,533
Fidelity Series Stock Selector Large Cap Value Fund (b)	6,216,718	64,653,870
Fidelity Series Value Discovery Fund (b)	5,820,556	68,100,504
TOTAL DOMESTIC EQUITY FUNDS
(Cost $499,552,181)		597,239,857

International Equity Funds - 25.3%
Fidelity Series Canada Fund (b)	2,789,399	26,610,870
Fidelity Series Emerging Markets Fund (b)	2,515,155	21,504,577
Fidelity Series Emerging Markets Opportunities Fund (b)	10,230,660	196,121,761
Fidelity Series International Growth Fund (b)	4,807,456	82,399,796
Fidelity Series International Small Cap Fund (b)	1,498,862	23,951,820
Fidelity Series International Value Fund (b)	9,799,627	82,414,862
Fidelity Series Overseas Fund (b)	7,954,845	82,094,003
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $433,557,679)		515,097,689

Bond Funds - 36.7%
Fidelity Series Emerging Markets Debt Fund (b)	1,427,733	12,806,766
Fidelity Series Floating Rate High Income Fund (b)	285,989	2,465,222
Fidelity Series High Income Fund (b)	1,570,452	13,867,090
Fidelity Series Inflation-Protected Bond Index Fund (b)	13,542,201	141,516,004
Fidelity Series International Credit Fund (b)	147,505	1,510,456
Fidelity Series Investment Grade Bond Fund (b)	43,012,177	521,737,710
Fidelity Series Long-Term Treasury Bond Index Fund (b)	4,436,208	46,092,201
Fidelity Series Real Estate Income Fund (b)	902,700	8,720,080
TOTAL BOND FUNDS
(Cost $691,404,737)		748,715,529

Short-Term Funds - 8.6%
Fidelity Cash Central Fund 0.12% (c)	3,060,124	3,060,736
Fidelity Series Government Money Market Fund 0.25% (b)(d)	135,660,342	135,660,342
Fidelity Series Short-Term Credit Fund (b)	3,538,776	36,166,292
TOTAL SHORT-TERM FUNDS
(Cost $173,984,671)		174,887,370
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,800,738,671)		2,038,179,896
NET OTHER ASSETS (LIABILITIES) - 0.0%		(632,485)
NET ASSETS - 100%		$2,037,547,411

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	21	Sept. 2020	$1,867,320	$21,356	$21,356
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	15	Sept. 2020	739,275	(566)	(566)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	104	Sept. 2020	16,069,040	(434,110)	(434,110)
TOTAL FUTURES CONTRACTS					$(413,320)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 0.8%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,546,622.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,698
Total	$1,698

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$56,424,775	$3,475,210	$3,159,836	$--	$656,978	$16,943,300	$74,340,427
Fidelity Advisor Series Growth Opportunities Fund	36,258,544	1,723,229	1,544,287	--	38,774	15,483,873	51,960,133
Fidelity Advisor Series Small Cap Fund	23,472,121	3,163,613	1,055,311	--	13,037	5,944,813	31,538,273
Fidelity Series All-Sector Equity Fund	24,957,973	1,624,966	1,852,114	--	(170,534)	5,826,941	30,387,232
Fidelity Series Canada Fund	20,817,784	2,826,604	467,661	--	(92,722)	3,526,865	26,610,870
Fidelity Series Commodity Strategy Fund	62,195,061	376,246	14,360,717	--	(5,431,963)	7,885,137	50,663,764
Fidelity Series Emerging Markets Debt Fund	11,703,842	249,465	459,530	175,563	(4,677)	1,317,666	12,806,766
Fidelity Series Emerging Markets Fund	13,887,141	4,850,066	572,671	--	34,503	3,305,538	21,504,577
Fidelity Series Emerging Markets Opportunities Fund	133,928,919	36,467,133	8,210,095	--	133,746	33,802,058	196,121,761
Fidelity Series Floating Rate High Income Fund	2,359,894	47,022	111,177	29,143	(14,602)	184,085	2,465,222
Fidelity Series Government Money Market Fund 0.25%	174,487,580	11,185,780	50,013,018	117,052	--	--	135,660,342
Fidelity Series High Income Fund	13,191,722	289,381	555,884	199,984	(54,488)	996,359	13,867,090
Fidelity Series Inflation-Protected Bond Index Fund	134,709,885	11,189,293	9,290,283	75,706	98,555	4,808,554	141,516,004
Fidelity Series International Credit Fund	1,399,702	10,395	--	10,395	--	91,896	1,510,456
Fidelity Series International Growth Fund	93,842,946	494,226	27,360,350	--	10,256,374	5,166,600	82,399,796
Fidelity Series International Small Cap Fund	21,811,936	142,451	2,133,181	--	310,767	3,819,847	23,951,820
Fidelity Series International Value Fund	79,959,397	2,304,135	13,458,477	--	(1,442,868)	15,052,675	82,414,862
Fidelity Series Investment Grade Bond Fund	492,021,965	35,378,358	30,846,733	3,511,966	260,892	24,923,228	521,737,710
Fidelity Series Large Cap Stock Fund	90,315,569	5,694,490	3,820,755	--	44,042	15,829,415	108,062,761
Fidelity Series Large Cap Value Index Fund	9,382,282	64,324	402,612	--	24,127	1,316,197	10,384,318
Fidelity Series Long-Term Treasury Bond Index Fund	48,519,393	5,306,562	6,586,111	989,050	1,132,322	(2,279,965)	46,092,201
Fidelity Series Opportunistic Insights Fund	52,779,092	4,352,159	2,124,867	--	489,319	13,023,339	68,519,042
Fidelity Series Overseas Fund	78,348,582	2,619,996	13,900,979	--	(1,624,359)	16,650,763	82,094,003
Fidelity Series Real Estate Income Fund	7,762,552	175,831	348,366	119,796	(27,038)	1,157,101	8,720,080
Fidelity Series Short-Term Credit Fund	34,871,879	335,738	240,227	209,016	(981)	1,199,883	36,166,292
Fidelity Series Small Cap Opportunities Fund	29,675,940	4,286,611	1,318,265	--	43,652	5,941,595	38,629,533
Fidelity Series Stock Selector Large Cap Value Fund	56,594,104	1,472,164	2,403,904	--	97,732	8,893,774	64,653,870
Fidelity Series Value Discovery Fund	57,853,881	2,139,785	2,418,265	--	218,758	10,306,345	68,100,504
	1,863,534,461	142,245,233	199,015,676	5,437,671	4,989,346	221,117,882	2,032,879,709

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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